PROPERTY AND EQUIPMENT, NET - Narrative (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense	£ 11,565	£ 10,397